Other Assets-Other / Other Liabilities	6 Months Ended
Sep. 30, 2011
Other Assets-Other / Other Liabilities (Abstract)
Other Assets-Other / Other Liabilities

9. Other assets—Other / Other liabilities:

The following table sets forth Other assets—Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Other assets-Other:
Securities received as collateral	¥43,624	¥22,758		$295
Goodwill and other intangible assets	116,834	160,929		2,089
Deferred tax assets	241,911	215,420		2,796
Investments in equity securities for other than operating purposes	11,915	131,295		1,704
Other(1)	154,209	948,812		12,317

Total	¥568,493	¥1,479,214		$19,201

Other liabilities:
Obligation to return securities received as collateral	¥43,624	¥22,758		$295
Accrued income taxes	10,123	13,285		172
Other accrued expenses and provisions	404,048	318,793		4,138
Other(2)	94,521	616,465		8,002

Total	¥552,316	¥971,301		$12,607

(1)	Includes real estate held for sale.
(2)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of September 30, 2011, the amount of carrying values and estimated fair values are ¥287,944 million ($3,738 million) and ¥290,122 million ($3,766 million), respectively. The fair value is estimated by discounting future cash flow.